UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                                                  FMC STRATEGIC VALUE
January 31, 2007                                                                                 (Unaudited)


                                                                                                  Market
                                                                                                   Value
                                                                                     Shares        (000)
------------------------------------------------------------------------------------------------------------

COMMON STOCK (81.4%)

AUTOMOTIVE (11.7%)
   Adesa......................................................................       225,000    $      6,529
   Commercial Vehicle Group*..................................................       209,000           4,222
   Monaco Coach...............................................................       270,000           4,072
   Spartan Motors.............................................................       675,000          11,299
                                                                                                ------------
                                                                                                      26,122
                                                                                                ------------
BANKS (4.6%)
   First Horizon National.....................................................       120,000           5,232
   Popular....................................................................       275,000           5,022
                                                                                                ------------
                                                                                                      10,254
                                                                                                ------------
BASIC INDUSTRY (0.4%)
   Mueller Industries.........................................................        30,000             977
                                                                                                ------------
COMPUTERS & SERVICES (3.2%)
   ASV*.......................................................................       425,000           7,204
                                                                                                ------------
ENERGY (13.8%)
   CE Franklin Ltd.*..........................................................       502,100           4,594
   Core Laboratories*.........................................................        78,000           6,427
   Encore Acquisition*........................................................       240,000           6,228
   Range Resources............................................................       322,500           9,898
   Transocean*................................................................        49,550           3,834
                                                                                                ------------
                                                                                                      30,981
                                                                                                ------------
FINANCIAL SERVICES (3.6%)
   American Safety Insurance Holdings Ltd.....................................       125,000           2,312
   Commerce Group.............................................................       190,000           5,734
                                                                                                ------------
                                                                                                       8,046
                                                                                                ------------
FOOD (1.1%)
   Agrium.....................................................................        70,000           2,428
                                                                                                ------------
HOUSING RELATED (2.3%)
   Palm Harbor Homes*.........................................................       400,000           5,164
                                                                                                ------------


Schedule of Investments                                                                  FMC Strategic Value
January 31, 2007                                                                                 (Unaudited)


                                                                                                  Market
                                                                                                   Value
                                                                                     Shares        (000)
------------------------------------------------------------------------------------------------------------

INDUSTRIAL/MANUFACTURING (11.9%)
   Actuant, Cl A*.............................................................        33,700    $      1,678
   AZZ*.......................................................................        50,000           2,002
   Chesapeake.................................................................       406,000           7,129
   FMC........................................................................        20,000           1,557
   MacDermid..................................................................       157,600           5,467
   Mettler Toledo International*..............................................        24,000           1,987
   Todco*.....................................................................       200,000           6,926
                                                                                                ------------
                                                                                                      26,746
                                                                                                ------------
MEDIA (9.6%)
   Cenveo*....................................................................       330,000           7,715
   Liberty Media Capital, Ser A*..............................................         4,978             509
   Liberty Media Interactive, Cl A*...........................................        24,890             607
   Reader's Digest Association................................................       375,000           6,334
   RR Donnelley & Sons........................................................       170,000           6,307
                                                                                                ------------
                                                                                                      21,472
                                                                                                ------------
MISCELLANEOUS CONSUMER (10.7%)
   Blyth......................................................................       110,000           2,287
   Dorel Industries, Cl B*....................................................       128,000           3,819
   Ethan Allen Interiors......................................................        86,000           3,240
   Furniture Brands International.............................................       115,000           1,917
   Jarden*....................................................................       140,000           5,134
   Prestige Brands Holdings*..................................................       592,000           7,524
                                                                                                ------------
                                                                                                      23,921
                                                                                                ------------
SERVICES (1.0%)
   United Stationers*.........................................................        44,000           2,242
                                                                                                ------------
TECHNOLOGY (3.9%)
   Electronic Data Systems....................................................       126,000           3,315
   Polycom*...................................................................       165,000           5,547
                                                                                                ------------
                                                                                                       8,862
                                                                                                ------------
TRANSPORTATION (1.6%)
   Wabtec.....................................................................       110,000           3,522
                                                                                                ------------
UTILITIES (2.0%)
   Citizens Communications....................................................       300,000           4,398
                                                                                                ------------
TOTAL COMMON STOCK
  (Cost $124,746).............................................................                       182,339
                                                                                                ------------


Schedule of Investments                                                                  FMC Strategic Value
January 31, 2007                                                                                 (Unaudited)


                                                                                   Face             Market
                                                                                  Amount            Value
                                                                                  (000)             (000)
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.2%)
   Mueller Industries
      6.000%, 11/01/14........................................................   $   425        $        395
                                                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $425).................................................................                           395
                                                                                                ------------
U.S. TREASURY OBLIGATIONS (18.5%)
   U.S. Treasury Bills (A)
      5.077%, 05/03/07........................................................     5,051               4,988
      5.049%, 02/01/07........................................................        73                  73
      5.031%, 03/01/07........................................................     5,936               5,913
      4.985%, 06/07/07........................................................    14,785              14,528
      4.960%, 07/05/07........................................................     9,758               9,551
      4.940%, 04/05/07........................................................     6,435               6,379
                                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $41,080)..............................................................                        41,432
                                                                                                ------------

TOTAL INVESTMENTS (100.1%)
  (Cost $166,251)+............................................................                  $    224,166
                                                                                                ============

PERCENTAGES ARE BASED ON NET ASSETS OF $223,930,626.
* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES
+ AT JANUARY 31, 2007 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $166,251,216 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $62,163,523 AND ($4,248,847) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL (INCLUDING THE SUPPLEMENT DATED FEBRUARY 2, 2007) OR ANNUAL FINANCIAL STATEMENTS.


FMC-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.